Schedule of Short Term Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Vendor take back	$ 0	$ 1,630	$ 3,457	$ 4,130
Vendors [Member]
IfrsStatementLineItems [Line Items]
Vendor take back	$ 0	$ 1,630